Fair Value - Additional Information (Detail)	Dec. 31, 2018 USD ($) security	Dec. 31, 2017 USD ($) security
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 33,567,400,000	$ 27,274,700,000
Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Vendor Quoted Prices, Percent of FV Hierarchy Level	79.00%	66.00%
Fair Value	$ 14,345,800,000	$ 11,950,400,000
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Vendor Quoted Prices, Percent of FV Hierarchy Level	99.00%	98.00%
Dealer Quoted Prices, Percent of FV Hierarchy Level	1.00%	2.00%
Fair Value	$ 19,191,200,000	$ 15,319,000,000
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	30,400,000	5,300,000
Fixed maturities | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 0	$ 0
Nonredeemable preferred stocks | Internal Pricing | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of securities | security	2	1
Fair Value	$ 30,100,000	$ 5,000,000
Common equities | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of securities | security	1	1
Fair Value	$ 300,000	$ 300,000